Financial Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)
Financial Liabilities [Line Items]
Exchangeable note	$ 3,001	¥ 20,990	¥ 20,990
Carrying amount	$ 3,567	¥ 24,949	¥ 20,990
Exchangeable Note [Member]
Financial Liabilities [Line Items]
Interest rate				90.00%	90.00%
Investor B [Member]
Financial Liabilities [Line Items]
Exchangeable note				$ 2,800	¥ 20,128
Investor B [Member] | Exchangeable Note [Member]
Financial Liabilities [Line Items]
Interest rate				7.00%	7.00%